Bright Rock Mid Cap Growth Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 94.8%	Shares	Value
Aerospace & Defense - 2.5%
HEICO Corp.	7,000	$2,437,260

Beverages - 4.9%
Monster Beverage Corp. (a)	53,000	4,668,240

Capital Markets - 3.0%
FactSet Research Systems, Inc.	6,000	1,472,820
Morningstar, Inc.	7,500	1,365,150
		2,837,970

Commercial Services & Supplies - 5.1%
Copart, Inc. (a)	75,000	2,457,750
Rollins, Inc.	50,250	2,391,900
		4,849,650

Communications Equipment - 7.5%
Arista Networks, Inc. (a)	45,000	7,176,150

Construction Materials - 2.4%
Vulcan Materials Co.	8,000	2,263,360

Consumer Staples Distribution & Retail - 1.6%
Sysco Corp.	20,000	1,516,200

Containers & Packaging - 2.1%
AptarGroup, Inc.	17,500	2,027,375

Electrical Equipment - 4.1%
AMETEK, Inc.	17,500	3,952,375

Electronic Equipment, Instruments & Components - 6.7%
Amphenol Corp. - Class A	43,000	6,396,680

Entertainment - 2.6%
Live Nation Entertainment, Inc. (a)	15,000	2,526,150

Financial Services - 2.8%
Jack Henry & Associates, Inc.	19,600	2,671,872

Food Products - 4.0%
The Hershey Co.	20,000	3,880,600

Health Care Equipment & Supplies - 9.5%
Edwards Lifesciences Corp. (a)	25,000	2,161,750
IDEXX Laboratories, Inc. (a)	7,000	3,944,710
ResMed, Inc.	15,500	2,953,835
		9,060,295

Hotels, Restaurants & Leisure - 3.6%
Chipotle Mexican Grill, Inc. (a)	30,000	955,800
Hilton Worldwide Holdings, Inc.	7,500	2,457,450
		3,413,250

Household Products - 1.0%
Clorox Co.	10,400	936,208

Insurance - 1.6%
Arthur J Gallagher & Co.	7,500	1,508,325

Interactive Media & Services - 1.5%
Pinterest, Inc. - Class A (a)	74,000	1,483,700

Life Sciences Tools & Services - 1.7%
West Pharmaceutical Services, Inc.	5,000	1,614,050

Machinery - 2.7%
Lincoln Electric Holdings, Inc.	10,000	2,584,900

Oil, Gas & Consumable Fuels - 6.9%
Devon Energy Corp.	35,000	1,557,150
DT Midstream, Inc.	15,000	2,099,700
ONEOK, Inc.	34,850	2,925,309
		6,582,159

Software - 7.7%
Bentley Systems, Inc. - Class B	50,000	1,632,000
Fair Isaac Corp. (a)	1,600	2,000,944
PTC, Inc. (a)	12,500	1,734,125
Tyler Technologies, Inc. (a)	6,250	1,957,187
		7,324,256

Specialty Retail - 4.6%
Ross Stores, Inc.	8,000	1,853,840
Tractor Supply Co.	80,000	2,522,400
		4,376,240

Trading Companies & Distributors - 4.7%
Fastenal Co.	101,600	4,490,720
TOTAL COMMON STOCKS (Cost $43,994,423)		90,577,985

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.1%	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Institutional Class, 3.54% (b)	4,862,783	4,862,783
TOTAL MONEY MARKET FUNDS (Cost $4,862,783)		4,862,783

TOTAL INVESTMENTS - 99.9% (Cost $48,857,206)		95,440,768
Other Assets in Excess of Liabilities - 0.1%		90,917
TOTAL NET ASSETS - 100.0%		$95,531,685

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Bright Rock Mid Cap Growth Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$90,577,985	$–	$–	$90,577,985
Money Market Funds	4,862,783	–	–	4,862,783
Total Investments	$95,440,768	$–	$–	$95,440,768

Refer to the Schedule of Investments for further disaggregation of investment categories.